PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2018
Opening net carrying amount	32,288,223	52,784,696	541,908	129,630	9,987,437	95,731,894
Reclassifications and internal transfers	3,204,611	3,600,371	75,277	5,149	(6,885,408)	—
Government grants	(468)	(113,481)	—	—	—	(113,949)
Transfer to intangible assets (Note 5)	—	—	—	—	(525,216)	(525,216)
Transfer to prepaid land lease payments (Note 19)	—	—	—	—	(382,242)	(382,242)
Transfer to investment properties (Note 7)	(11,039)	—	—	—	—	(11,039)
Transfer from investment properties (Note 7)	21,773	—	—	—	—	21,773
Additions	230,243	1,998,717	31,668	48,912	8,016,079	10,325,619
Acquisition of subsidiaries	4,633,728	4,026,062	17,443	5,937	3,149,060	11,832,230
Disposal of subsidiaries	—	(472)	(101)	(53)	(8,893)	(9,519)
Disposals	(251,212)	(2,505,158)	(39,827)	(3,347)	(275,391)	(3,074,935)
Depreciation	(1,266,607)	(6,087,890)	(116,807)	(28,018)	—	(7,499,322)
Impairment losses	—	(7,061)	—	—	(39,423)	(46,484)
Currency translation differences	99	146	34	27	—	306

Closing net carrying amount	38,849,351	53,695,930	509,595	158,237	13,036,003	106,249,116

As at December 31, 2018
Cost	56,620,994	103,608,492	2,538,835	603,665	13,187,424	176,559,410
Accumulated depreciation and impairment	(17,771,643)	(49,912,562)	(2,029,240)	(445,428)	(151,421)	(70,310,294)

Net carrying amount	38,849,351	53,695,930	509,595	158,237	13,036,003	106,249,116

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2019
Opening net carrying amount	38,849,351	53,695,930	509,595	158,237	13,036,003	106,249,116
Impact on initial application of IFRS 16 (Note 2.2)	(148,673)	(5,851,498)	—	—	(720,439)	(6,720,610)
Opening net book amount at January 1, 2019	38,700,678	47,844,432	509,595	158,237	12,315,564	99,528,506
Currency translation differences	89	103	17	46	—	255
Reclassifications and internal transfers	3,869,147	5,125,998	(29,181)	207,546	(9,173,510)	—
Transfer to intangible assets (Note 5)	—	—	—	—	(63,370)	(63,370)
Transfer to right-of-use assets	(107,368)	(495)	—	—	—	(107,863)
Transfer to investment properties (Note 7)	(179,564)	—	—	—	—	(179,564)
Additions	576,035	635,678	44,122	13,506	9,351,883	10,621,224
Transfer from right-of-use assets (Note 19) *	—	1,674,260	—	—	—	1,674,260
Government grants	(7,211)	(69,012)	—	—	—	(76,223)
Disposals	(79,280)	(378,816)	(19,672)	(938)	(70,201)	(548,907)
Disposal of subsidiaries	(85,851)	(73,432)	(3,270)	(239)	—	(162,792)
Depreciation	(1,849,121)	(5,121,646)	(100,547)	(23,402)	—	(7,094,716)
Impairment loss	(105,347)	(153,394)	(14)	(185)	(414)	(259,354)

Closing net carrying amount	40,732,207	49,483,676	401,050	354,571	12,359,952	103,331,456

As at December 31, 2019
Cost	60,153,059	101,624,509	2,238,818	829,575	12,511,787	177,357,748
Accumulated depreciation and impairment	(19,420,852)	(52,140,833)	(1,837,768)	(475,004)	(151,835)	(74,026,292)

Net carrying amount	40,732,207	49,483,676	401,050	354,571	12,359,952	103,331,456

Schedule of depreciation expenses recognized in profit or loss

	2017	2018	2019
Cost of sales	6,387,773	7,291,380	6,926,580
General and administrative expenses	160,143	201,337	161,547
Selling and distribution expenses	6,926	6,605	6,589

	6,554,842	7,499,322	7,094,716